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United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 2010

Check here if Amendment [  ];
Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
					      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Apex Capital, LLC
Address:  	25 Orinda Way, Suite 300
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.






Person Signing this Report on Behalf of Reporting Manager:

Name:			Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:



______________________________
Sanford J. Colen,				Orinda, CA	July 26, 2010

Report Type (Check only one.):

[x]	13F Holdings Report.
[  ]	13F Notice.
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total (x $1000):   $927,380

List of Other Included Mangers:

No.	13F File Number	Name:
01	28-6260		Apex Capital, LLC





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Item 1:				 Item 2:		Item 3:	 	Item 4: 	Item 5: 	Item 6:		Item 7:
	Item 8:
Name of Issuer		 Title of Class		CUSIP	 #	Fair Mkt 	Shares of 	Investment	Managers	Voting
Authority
				 					Value	 	Principal	Discretion	See Instr. V	(Shares)
									(x $1000)	Amount	(c) Shared-Other		(b) Shared
		 	  		    							Other
99 CENTS ONLY STORES		common stock	65440K106	$4,396	297,000		other	1	x
ACACIA RESEARCH - ACACIA TEC	common stock	003881307	$39,261	2,759,000	other	1	x
AEROPOSTALE INC		common stock	007865108	$12,888	450,000		other	1	x
AETNA INC			common stock	00817Y108	$6,595	250,000		other	1	x
ALKERMES INC			common stock	01642T108	$15,563	1,250,000	other	1	x
AMAZON.COM INC		common stock	23135106	$13,658	125,000		other	1	x
ANADARKO PETROLEUM CORP	call option	032511107	$3,609	100,000		other	1	x
APPLE INC			call option	037833100	$75,006	298,200		other	1	x
APPLE INC			common stock	037833100	$45,024	179,000		other	1	x
BIOVAIL CORPORATION		common stock	09067J109	$19,240	1,000,000	other	1	x
BLACKROCK INC			call option	09247X101	$7,098	49,500		other	1	x
BLACKROCK INC			common stock	09247X101	$14,340	100,000		other	1	x
CADENCE DESIGN SYS INC	common stock	127387108	$21,134	3,650,000	other	1	x
CHICO'S FAS INC			common stock	168615102	$24,700	2,500,000	other	1	x
CHINA GREEN AGRICULTURE INC	common stock	16943W105	$3,592	400,000		other	1	x
COLLECTIVE BRANDS INC		common stock	19421W100	$11,850	750,000		other	1	x
DECKERS OUTDOOR CORP	common stock	243537107	$7,086	49,600		other	1	x
DENBURY RESOURCES INC	common stock	247916208	$10,248	700,000		other	1	x
DYAX CORP			common stock	26746E103	$5,667	2,496,500	other	1	x
EBAY INC			common stock	278642103	$9,711	495,200		other	1	x
EXPEDIA INC			common stock	30212P105	$8,451	450,000		other	1	x
EXXONMOBIL			call option	30231G102	$17,121	300,000		other	1	x
FOOT LOCKER INC		common stock	344849104	$13,882	1,100,000	other	1	x
FOSTER WHEELER AG		common stock	B4Y5TZ6		$6,545	310,800		other	1	x
GAMESTOP CORP-CLASS A	common stock	36467W109	$10,335	550,000		other	1	x
GILEAD SCIENCES INC		common stock	375558103	$6,856	200,000		other	1	x
GUESS? INC			common stock	401617105	$6,248	200,000		other	1	x
HANSEN NATURAL CORPORATION	common stock	411310105	$3,911	100,000		other	1	x
ICONIX BRAND GROUP INC		common stock	451055107	$7,185	500,000		other	1	x
INGERSOLL-RAND PLC		common stock	2831167		$5,167	149,800		other	1	x
INVERNESS MEDICAL INNOVATION	common stock	46126P106	$6,878	258,000		other	1	x
KEYCORP			common stock	493267108	$3,845	500,000		other	1	x
KOHLS CORP			call option	500255104	$9,500	200,000		other	1	x
KOHLS CORP			common stock	500255104	$28,500	600,000		other	1	x
LAMAR ADVERTISING CO-CL A	common stock	512815101	$15,325	625,000		other	1	x
MAGELLAN HEALTH SERVICES INC	common stock	559079207	$3,632	100,000		other	1	x
MAIDENFORM BRANDS INC	common stock	560305104	$7,126	350,000		other	1	x
MCDONALD'S CORP		call option	580135101	$16,323	247,800		other	1	x
MEDCO HEALTH SOLUTIONS INC	common stock	58405U102	$15,698	285,000		other	1	x
MEDICINES COMPANY		common stock	584688105	$6,839	898,700		other	1	x
MGIC INVESTMENT CORP		common stock	552848103	$13,763	1,997,500	other	1	x
MONSTER WORLDWIDE INC	call option	611742107	$5,770	495,300		other	1	x
MONSTER WORLDWIDE INC	common stock	611742107	$19,805	1,700,000	other	1	x
MOSAIC CO/THE			common stock	61945A107	$7,788	199,800		other	1	x
NORDSTROM INC			common stock	655664100	$11,267	350,000		other	1	x
OCCIDENTAL PETROLEUM CORP	common stock	674599105	$9,644	125,000		other	1	x
ONYX PHARMACEUTICALS INC	common stock	683399109	$6,477	300,000		other	1	x
OPENTABLE INC			common stock	68372A104	$38,111	919,000		other	1	x
ORIENT EXPRESS HOTELS LTD -A	common stock	2619288		$10,360	1,400,000	other	1	x
PENTAIR INC			common stock	709631105	$12,062	374,600		other	1	x
PEOPLE'S UNITED FINANCIAL	common stock	712704105	$4,194	310,700		other	1	x
PETROHAWK ENERGY CORP	common stock	716495106	$6,235	367,400		other	1	x
POLO RALPH LAUREN CORP	common stock	731572103	$28,199	386,500		other	1	x
SKECHERS USA INC-CL A		common stock	830566105	$5,478	150,000		other	1	x
SOLUTIA INC			common stock	834376501	$10,851	828,300		other	1	x
SOTHEBY'S			common stock	835898107	$14,294	625,000		other	1	x
TENET HEALTHCARE CORP	common stock	88033G100	$6,076	1,400,000	other	1	x
THERMO FISHER SCIENTIFIC INC	common stock	883556102	$9,810	200,000		other	1	x
TIVO INC				call option	888706108	$10,332	1,400,000	other	1	x
TIVO INC				common stock	888706108	$10,332	1,400,000	other	1	x
TRANSDIGM GROUP INC		common stock	893641100	$5,613	110,000		other	1	x
ULTRA PETROLEUM CORP		common stock	903914109	$3,983	90,000		other	1	x
URBAN OUTFITTERS INC		common stock	917047102	$17,195	500,000		other	1	x
VISA INC-CLASS A SHARES	call option	92826C839	$17,539	247,900		other	1	x
VISA INC-CLASS A SHARES	common stock	92826C839	$49,525	700,000		other	1	x
WARNACO GROUP INC/THE	common stock	934390402	$20,238	560,000		other	1	x
WASHINGTON POST-CLASS B	common stock	939640108	$8,210	20,000		other	1	x
WATSON PHARMACEUTICALS INC	common stock	942683103	$14,200	350,000		other	1	x
   Total								$927,380
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